Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI Peru and Global Exposure ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 26.7%
Banco BBVA Peru SA	9,533,704	$4,224,600
Credicorp Ltd.	208,405	53,603,850
Intercorp Financial Services Inc.	175,695	7,078,752
		64,907,202
Broadline Retail — 2.5%
Falabella SA	945,259	6,133,012
Construction Materials — 1.6%
Cementos Pacasmayo SAA	2,883,556	3,773,278
Consumer Staples Distribution & Retail — 1.6%
InRetail Peru Corp.(a)	152,570	3,776,107
Diversified Consumer Services — 2.6%
Laureate Education Inc.(b)	207,982	6,426,644
Electric Utilities — 2.3%
Interconexion Electrica SA ESP	858,193	5,711,934
Food Products — 0.7%
Casa Grande SAA	582,532	1,625,026
Health Care Providers & Services — 1.1%
Auna SA, Class A(b)	580,147	2,686,081
Metals & Mining — 51.8%
Cia. de Minas Buenaventura SAA, ADR	446,242	11,057,877
Corp. Aceros Arequipa SA, NVS	2,879,303	864,861
Fortuna Mining Corp.(b)	751,287	7,612,597
Hochschild Mining PLC	2,108,369	11,246,850
MMG Ltd.(b)	7,704,000	6,879,932
Pan American Silver Corp.	174,785	7,982,238
Sociedad Minera Cerro Verde SAA	103,587	4,661,415
Southern Copper Corp.	400,249	53,945,524
Triple Flag Precious Metals Corp.	220,302	7,368,361
Volcan Cia. Minera SAA, Class B, NVS(b)	46,905,013	7,811,690
Security	Shares	Value
Metals & Mining (continued)
Wheaton Precious Metals Corp.	58,727	$6,464,193
		125,895,538
Real Estate Management & Development — 2.8%
Parque Arauco SA	2,093,623	6,731,001
Trading Companies & Distributors — 2.3%
Ferreycorp SAA	5,732,034	5,710,725
Transportation Infrastructure — 0.6%
Inversiones Portuarias Chancay SAA, NVS(b)	37,933,988	1,410,185
Wireless Telecommunication Services — 2.1%
Empresa Nacional de Telecomunicaciones SA	989,375	5,004,542
Total Long-Term Investments — 98.7% (Cost: $178,164,682)		239,791,275
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(c)(d)	980,000	980,000
Total Short-Term Securities — 0.4% (Cost: $980,000)		980,000
Total Investments — 99.1% (Cost: $179,144,682)		240,771,275
Other Assets Less Liabilities — 0.9%		2,135,741
Net Assets — 100.0%		$242,907,016

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$660,000	$320,000 (a)	$—	$—	$—	$980,000	980,000	$4,736	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	42	12/19/25	$2,893	$7,038

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Peru and Global Exposure ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$221,664,493	$18,126,782	$—	$239,791,275
Short-Term Securities
Money Market Funds	980,000	—	—	980,000
	$222,644,493	$18,126,782	$—	$240,771,275
Derivative Financial Instruments(a)
Assets
Equity Contracts	$7,038	$—	$—	$7,038

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares